Schedule of changes in treasury shares (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) shares		Mar. 31, 2024 INR (₨) shares		Mar. 31, 2023 INR (₨) shares
IfrsStatementLineItems [Line Items]
Number of shares, outstanding, beginning balance	63,647,927		63,647,927		62,585,836
Amount, balance at beginning of the year | ₨			₨ (719,319,000)		₨ (892,241,000)
Number of shares, outstanding, ending balance	63,113,555		63,113,555		63,647,927
Amount, balance at end of the year	$ (93,115)		₨ (7,760,272,000)		₨ (719,319,000)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, outstanding, beginning balance	999		999		999
Amount, balance at beginning of the year | ₨			₨ 11,219,000		₨ 11,219,000
Numbers of shares, exercise of options
Amount, exercise of options | ₨
Numbers of shares, own shares repurchased	1,440,424	[1]	1,440,424	[1]
Amount, own shares repurchased | ₨			₨ 210,933	[1]
Number of shares, outstanding, ending balance	1,441,423		1,441,423		999
Amount, balance at end of the year | ₨			₨ 222,152,000		₨ 11,219,000

[1]	pursuant to buyback of ordinary shares approved by the board of directors.